Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016